UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/11 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2011

Shares		Value

COMMON STOCKS (95.8%)

	CONSUMER DISCRETIONARY (18.8%)
5,700	AutoZone, Inc. *	$1,559,292
12,000	BorgWarner, Inc. *	956,280
6,000	Brinker International, Inc.	151,800
19,000	Buckle, Inc. (The)	767,600
5,000	Buffalo Wild Wings, Inc. *	272,150
3,100	Chipotle Mexican Grill, Inc. *	844,347
17,000	Deckers Outdoor Corp. *	1,464,550
4,000	Dick’s Sporting Goods, Inc. *	159,920
25,000	DIRECTV Class A *	1,170,000
12,000	Dollar Tree, Inc. *	666,240
3,500	Fossil, Inc. *	327,775
7,000	Genuine Parts Co.	375,480
9,000	Gildan Activewear, Inc.	294,930
15,000	Guess?, Inc.	590,250
27,000	Johnson Controls, Inc.	1,122,390
3,000	LKQ Corp. *	72,300
3,000	Lululemon Athletica, Inc. *	267,150
2,000	Netflix, Inc. *	474,660
2,000	O’Reilly Automotive, Inc. *	114,920
13,000	Panera Bread Co. Class A *	1,651,000
5,200	Priceline.com, Inc. *	2,633,488
8,000	Shaw Communications, Inc. Class B	168,560
3,500	Strayer Education, Inc.	456,715
3,000	Tim Hortons, Inc.	135,930
22,000	TJX Companies, Inc. (The)	1,094,060
12,000	TRW Automotive Holdings Corp. *	660,960
2,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	96,260
12,000	Warnaco Group, Inc. (The) *	686,280
4,200	Wynn Resorts Ltd.	534,450
26,000	Yum! Brands, Inc.	1,335,880
		21,105,617
	CONSUMER STAPLES (10.9%)
1,400	Boston Beer Co., Inc. (The) Class A *	129,668
2,000	British American Tobacco PLC ADR	161,980
13,200	Casey’s General Stores, Inc.	514,800
14,000	Church & Dwight Co., Inc.	1,110,760
10,000	Corn Products International, Inc.	518,200
25,000	Diamond Foods, Inc.	1,395,000
24,000	Flowers Foods, Inc.	653,520
12,000	General Mills, Inc.	438,600
54,000	Green Mountain Coffee Roasters, Inc. *	3,488,940
42,000	Hormel Foods Corp.	1,169,280
21,600	J&J Snack Foods Corp.	1,016,712
7,000	Molson Coors Brewing Co. Class B	328,230
1,000	Ruddick Corp.	38,590
15,700	TreeHouse Foods, Inc. *	892,859
6,000	Whole Foods Market, Inc.	395,400
		12,252,539
	ENERGY (1.0%)
2,000	Core Laboratories N.V.	204,340
3,000	Enbridge, Inc.	184,350
16,000	Southwestern Energy Co. *	687,520
		1,076,210
	FINANCIALS (3.5%)
20,000	AFLAC, Inc.	1,055,600

Shares		Value
3,000	Bank of Montreal	$194,940
2,400	BlackRock, Inc.	482,424
8,000	Royal Bank of Canada	495,760
9,000	Stifel Financial Corp. *	646,110
15,000	T. Rowe Price Group, Inc.	996,300
		3,871,134
	HEALTH CARE (17.6%)
2,300	Alexion Pharmaceuticals, Inc. *	226,964
9,000	Allergan, Inc.	639,180
2,600	Bio-Rad Laboratories, Inc. Class A *	312,364
4,400	C.R. Bard, Inc.	436,964
19,400	Catalyst Health Solutions, Inc. *	1,085,042
7,800	Cerner Corp. *	867,360
24,400	Computer Programs & Systems, Inc.	1,568,432
3,000	DaVita, Inc. *	256,530
3,000	DENTSPLY International, Inc.	110,970
27,000	Edwards Lifesciences Corp. *	2,349,000
8,700	Endo Pharmaceuticals Holdings, Inc. *	331,992
24,000	Express Scripts, Inc. *	1,334,640
8,700	Haemonetics Corp. *	570,198
12,000	Henry Schein, Inc. *	842,040
6,000	Hospira, Inc. *	331,200
2,800	IDEXX Laboratories, Inc. *	216,216
13,000	Illumina, Inc. *	910,910
1,000	Intuitive Surgical, Inc. *	333,460
14,000	Medco Health Solutions, Inc. *	786,240
8,000	MEDNAX, Inc. *	532,880
3,000	Mettler-Toledo International, Inc. *	516,000
15,000	Novo Nordisk A/S ADR	1,878,450
17,500	Owens & Minor, Inc.	568,400
32,000	ResMed, Inc. *	960,000
18,000	Teva Pharmaceutical Industries Ltd. ADR	903,060
7,000	Thermo Fisher Scientific, Inc. *	388,850
3,500	United Therapeutics Corp. *	234,570
9,000	Volcano Corp. *	230,400
		19,722,312
	INDUSTRIALS (16.8%)
21,000	AMETEK, Inc.	921,270
6,000	C.H. Robinson Worldwide, Inc.	444,780
7,700	Canadian National Railway Co.	579,579
5,100	Cubic Corp.	293,250
18,000	Danaher Corp.	934,200
14,000	Donaldson Co., Inc.	858,060
11,000	Eaton Corp.	609,840
8,700	Elbit Systems Ltd.	479,979
2,000	Esterline Technologies Corp. *	141,440
5,000	HEICO Corp.	312,600
11,000	IDEX Corp.	480,150
16,000	IHS, Inc. Class A *	1,420,000
11,000	ITT Corp.	660,550
6,000	J.B. Hunt Transport Services, Inc.	272,520
6,000	Jacobs Engineering Group, Inc. *	308,580
9,000	Kansas City Southern *	490,050
2,900	Kirby Corp. *	166,141
7,000	L-3 Communications Holdings, Inc.	548,170
3,000	Lennox International, Inc.	157,740
1,000	Middleby Corp. (The) *	93,220
3,800	National Presto Industries, Inc.	428,184
9,000	Navistar International Corp. *	623,970

1

The Value Line Fund, Inc.

March 31, 2011

Shares		Value
6,000	Oshkosh Corp. *	$212,280
6,200	Parker Hannifin Corp.	587,016
74,000	Rollins, Inc.	1,502,200
11,000	Roper Industries, Inc.	951,060
12,000	Stericycle, Inc. *	1,064,040
6,000	Toro Co. (The)	397,320
12,000	United Technologies Corp.	1,015,800
9,000	URS Corp. *	414,450
7,000	Valmont Industries, Inc.	730,590
1,500	W.W. Grainger, Inc.	206,520
18,000	Waste Connections, Inc.	518,220
		18,823,769
	INFORMATION TECHNOLOGY (17.7%)
18,000	Accenture PLC Class A	989,460
12,000	Acme Packet, Inc. *	851,520
30,000	Advent Software, Inc. *	860,100
6,000	Alliance Data Systems Corp. *	515,340
6,000	Amphenol Corp. Class A	326,340
9,000	ANSYS, Inc. *	487,710
25,000	Check Point Software Technologies Ltd. *	1,276,250
25,400	Cognizant Technology Solutions Corp. Class A *	2,067,560
15,000	Dolby Laboratories, Inc. Class A *	738,150
7,000	Equinix, Inc. *	637,700
5,000	F5 Networks, Inc. *	512,850
3,000	FactSet Research Systems, Inc.	314,190
700	Google, Inc. Class A *	410,347
34,000	Informatica Corp. *	1,775,820
2,200	MasterCard, Inc. Class A	553,784
4,000	MICROS Systems, Inc. *	197,720
25,000	Open Text Corp. *	1,558,000
51,000	Oracle Corp.	1,701,870
6,000	Rovi Corp. *	321,900
6,000	Salesforce.com, Inc. *	801,480
13,000	Solera Holdings, Inc.	664,300
12,000	SuccessFactors, Inc. *	469,080
7,000	Teradata Corp. *	354,900
20,000	TIBCO Software, Inc. *	545,000
6,000	VMware, Inc. Class A *	489,240
3,000	WebMD Health Corp. *	160,260
5,000	Wright Express Corp. *	259,200
		19,840,071
	MATERIALS (7.9%)
20,000	Ball Corp.	717,000
34,000	Crown Holdings, Inc. *	1,311,720
15,000	FMC Corp.	1,273,950
6,200	NewMarket Corp.	980,964
9,000	Praxair, Inc.	914,400
8,000	Rock-Tenn Co. Class A	554,800
12,000	Scotts Miracle-Gro Co. (The) Class A	694,200
12,000	Sigma-Aldrich Corp.	763,680
25,000	Silgan Holdings, Inc.	953,500
13,100	Solutia, Inc. *	332,740
9,000	Valspar Corp. (The)	351,900
		8,848,854
	TELECOMMUNICATION SERVICES (0.1%)
6,000	Telefonica S.A. ADR	151,320

Shares		Value

	UTILITIES (1.5%)
12,000	ITC Holdings Corp.	$838,800
7,000	NSTAR	323,890
18,000	Questar Corp.	314,100
6,000	Wisconsin Energy Corp.	183,000
		1,659,790

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (95.8%) (Cost $64,093,476)	107,351,616

Principal Amount		Value

SHORT-TERM INVESTMENTS (4.1%)

	REPURCHASE AGREEMENTS (4.1%)
$4,600,000	With Morgan Stanley, 0.06%, dated 03/31/11, due 04/01/11, delivery value $4,600,008 (collateralized by $4,640,000 U.S. Treasury Notes 1.3750% due 03/15/13, with a value of $4,693,524)	$4,600,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,600,000) (4.1%)	4,600,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		99,304
NET ASSETS (1) (100%)		$112,050,920
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($112,050,920 ÷ 11,937,870 shares outstanding)		$9.39

*	Non-income producing.
(1)
For federal income tax purposes, the aggregate cost was $68,693,476, aggregate gross unrealized appreciation was $43,685,541, aggregate gross unrealized depreciation was $427,401 and the net unrealized apppreciation was $43,258,140.

ADR	American Depositary Receipt.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets
Common Stocks	$107,351,616	$0	$0	$107,351,616
Short-Term Investments	0	4,600,000	0	4,600,000

Total Investments in Securities	$107,351,616	$4,600,000	$0	$111,951,616

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 20, 2011